1933 Act Rule 485(a)(2)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

May 29, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: DFA Investment Dimensions Group Inc.

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 258/260 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being filed to add one new series of shares, designated as the Dimensional World ex U.S. Sustainability Targeted Value Portfolio (the “Portfolio”), to the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission’s staff on the Amendment; and (ii) updating other timely information contained in the prospectus and statement of additional information relating to the Portfolio.

As noted on the facing sheet, the Amendment relates only to the Portfolio, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Brian Crowell

Brian Crowell